Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Common Share

The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Three months ended March 31,
	2013	2012
Net (loss) income—basic and diluted	$(50,743)	$3,509
Accretion of Class L preference	-	18,513
Accretion of Class L preference for vested options	-	66

Net loss available to common shareholders	$(50,743)	$(15,070)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$-	$18,513
Common stock	$(50,743)	$(15,070)

Weighted average number of common shares—basic and diluted:
Class L	1,327,115	1,323,479
Common stock	55,797,534	6,046,056

Earnings (loss) per common share—basic and diluted:
Class L	$-	$13.99
Common stock	$(0.91)	$(2.49)

The computation of basic and diluted earnings per common share is as follows (in thousands, except share and per share amounts):

	Years ended December 31,
	2010	2011	2012
Net (loss) income—basic and diluted	$(9,994)	$4,759	$8,162
Accretion of Class L preference	64,712	71,568	79,211
Accretion of Class L preference for vested options	1,251	1,274	5,436

Net (loss) available to common shareholders	$(75,957)	$(68,083)	$(76,485)

Allocation of net (loss) income to common stockholders—basic and diluted:
Class L	$64,712	$71,568	$79,211
Class A	$(75,957)	$(68,083)	$(76,485)

Weighted average number of common shares—basic and diluted:
Class L	1,315,153	1,317,273	1,326,206
Class A	6,006,960	6,016,733	6,058,512

Earnings (loss) per common share—basic and diluted:
Class L	$49.21	$54.33	$59.73
Class A	$(12.64)	$(11.32)	$(12.62)